Income Taxes - Movement in Net Deferred Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movement in Net Deferred Taxes
Balance, beginning of the year	$ 163	$ 595
Recognized in profit and loss	770	(344)
Recognized in other comprehensive income		(88)
Corporate Minimum Tax	192
Balance, end of the year	$ 1,125	$ 163